Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Property and Equipment, Net [Abstract]
Property and equipment	$ 183,821	$ 175,264
Less: accumulated depreciation	(158,500)	(149,160)
Property and equipment, net	$ 25,321	$ 26,104